Sep-28-07 01:26pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-876 P.002/002 F-206

Paras Madho
Director
Securities Operations

NYSE Group

RECD S.E.C.
SEP 2 8 2007
1086

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

September 28, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

001-14930
CERTNYS

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HSBC HOLDINGS PLC, Subordinated Notes Due September 15, 2037 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 26, 2007. Tentative listing date – October 1, 2007.

Sincerely,

Paras Madho

07073925

PROCESSED
OCT 04 2007
THOMSON
FINANCIAL

END